Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Common Share - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income	$ (6,099,783)	$ 1,555,621	$ (7,421,662)	$ 3,623,642		$ 4,636,962	$ 2,713,033
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000	17,250,000	17,250,000		17,250,000	10,836,207
Basic and diluted net income per common share	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27	$ 0.25
Class B [Member]
Numerator:
Allocation of net income	$ (1,524,946)	$ 388,905	$ (1,855,415)	$ 905,911		$ 1,159,241	$ 1,019,669
Denominator:
Basic and diluted weighted average shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500		4,312,500	4,072,688
Basic and diluted net income per common share	$ (0.35)	$ 0.09	$ (0.43)	$ 0.21	$ 0.25	$ 0.27	$ 0.25